Share-Based Compensation - Share Option Valuation (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award
Expected term (in years)	6 years
Expected volatility	46.40%
Risk-free interest rate	1.30%
Expected dividend yield	0.00%
Underlying fair value of Ordinary share	$ 11.04
Ordinary A
Share-based Compensation Arrangement by Share-based Payment Award
Expected term (in years)	0 years	2 years
Expected volatility	72.60%	79.50%
Risk-free interest rate	0.10%	0.10%
Expected dividend yield	0.00%	0.00%
Underlying fair value of Ordinary share	$ 9.56	$ 0.05